Financial Instruments and Financial Risk Management - Schedule of Maturity of the Contractual Obligations (Details) - USD ($)	Mar. 31, 2025	Mar. 01, 2025
Schedule of Maturity of the Contractual Obligations [Line Items]
Carrying Amount	$ 394,270
Contractual Cash Flows	394,270
Accounts payable & accrued liabilities [Member]
Schedule of Maturity of the Contractual Obligations [Line Items]
Carrying Amount	394,270
Contractual Cash Flows	394,270
Less than 1 year [Member]
Schedule of Maturity of the Contractual Obligations [Line Items]
Contractual Cash Flows		$ 394,270
Less than 1 year [Member] | Accounts payable & accrued liabilities [Member]
Schedule of Maturity of the Contractual Obligations [Line Items]
Contractual Cash Flows		$ 394,270
Between 1 and 3 years [Member]
Schedule of Maturity of the Contractual Obligations [Line Items]
Contractual Cash Flows
Between 1 and 3 years [Member] | Accounts payable & accrued liabilities [Member]
Schedule of Maturity of the Contractual Obligations [Line Items]
Contractual Cash Flows